Retirement Benefits (Estimated Fair Values Of Assets And Liabilities Measured And Recorded At Fair Value On A Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value	$ 20.7	$ 18.2
Stable Asset Fund [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value			129.6
Defined Benefit Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value	349.7	292.6	264.6	229.3
Defined Benefit Pension [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value	160.0	145.9
Defined Benefit Pension [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value	160.0	145.9
Defined Benefit Pension [Member] | Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value	160.0	145.9
Defined Benefit Pension [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value	189.7	146.7
Defined Benefit Pension [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value
Defined Benefit Pension [Member] | Level 3 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value
Defined Benefit Pension [Member] | Pooled Separate Account Funds, Large Cap Growth [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value	33.0	29.2
Defined Benefit Pension [Member] | Pooled Separate Account Funds, Large Cap Growth [Member] | Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value	33.0	29.2
Defined Benefit Pension [Member] | Pooled Separate Account Funds, Large Cap Growth [Member] | Level 3 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value
Defined Benefit Pension [Member] | Pooled Separate Account Funds, Large Cap Blend [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value	49.4	42.7
Defined Benefit Pension [Member] | Pooled Separate Account Funds, Large Cap Blend [Member] | Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value	49.4	42.7
Defined Benefit Pension [Member] | Pooled Separate Account Funds, Large Cap Blend [Member] | Level 3 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value
Defined Benefit Pension [Member] | Pooled Separate Account Funds, Large Cap Value [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value	16.4	13.6
Defined Benefit Pension [Member] | Pooled Separate Account Funds, Large Cap Value [Member] | Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value	16.4	13.6
Defined Benefit Pension [Member] | Pooled Separate Account Funds, Large Cap Value [Member] | Level 3 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value
Defined Benefit Pension [Member] | Pooled Separate Account Funds, Mid Cap Blend [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value	46.4	46.5
Defined Benefit Pension [Member] | Pooled Separate Account Funds, Mid Cap Blend [Member] | Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value	46.4	46.5
Defined Benefit Pension [Member] | Pooled Separate Account Funds, Mid Cap Blend [Member] | Level 3 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value
Defined Benefit Pension [Member] | Pooled Separate Account Funds, Foreign [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value	14.8	13.9
Defined Benefit Pension [Member] | Pooled Separate Account Funds, Foreign [Member] | Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value	14.8	13.9
Defined Benefit Pension [Member] | Pooled Separate Account Funds, Foreign [Member] | Level 3 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value
Defined Benefit Pension [Member] | Stable Asset Fund [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value	189.7	146.7
Defined Benefit Pension [Member] | Stable Asset Fund [Member] | Level 2 [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value	189.7	146.7
Defined Benefit Pension [Member] | Stable Asset Fund [Member] | Level 3 [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total pension plan assets are recorded at fair value